Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are comprised of:

	December 31, 2013	December 31, 2012
Cash and cash equivalents from continuing operations
Russian ruble bank accounts	21,642	173,613
U.S. dollar bank accounts	213,376	82,659
Euro bank accounts	19,243	14,439
Bank accounts in other currencies	9,143	11,955
Other	5,121	10,903

Total cash and cash equivalents of continuing operations	268,525	293,569

Cash and cash equivalents of discontinued operations	6,012	4,424

Total cash and cash equivalents	274,537	297,993

As of December 31, 2013, short-term deposits with an original maturity of less than 90 days in the amounts of $191,438, $6,294 and $280 were included in U.S. dollar bank accounts, Russian ruble bank accounts and Bank accounts in other currencies, respectively.

As of December 31, 2012, short-term deposits with an original maturity of less than 90 days in the amounts of $107,004 and $85 were included in Russian ruble bank accounts and Bank accounts in other currencies, respectively.